Allowance for Probable Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loan portfolio by credit quality indicator
Portfolio, total	$ 5,679,245	$ 5,199,235
Pass
Loan portfolio by credit quality indicator
Portfolio, total	5,328,410	4,942,387
Special Review
Loan portfolio by credit quality indicator
Portfolio, total	54,561	73,077
Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	37,674	35,619
Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	182,429	72,259
Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	76,171	75,893
Commercial
Loan portfolio by credit quality indicator
Portfolio, total	1,089,486	1,042,642
Commercial | Pass
Loan portfolio by credit quality indicator
Portfolio, total	961,490	955,522
Commercial | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	38,382	2,270
Commercial | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	3,793	4,389
Commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	45,646	46,278
Commercial | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	40,175	34,183
Commercial real estate: other construction and land development
Loan portfolio by credit quality indicator
Portfolio, total	1,414,977	1,208,508
Commercial real estate: other construction and land development | Pass
Loan portfolio by credit quality indicator
Portfolio, total	1,353,971	1,167,295
Commercial real estate: other construction and land development | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	1,005	14,247
Commercial real estate: other construction and land development | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	10,428	9,318
Commercial real estate: other construction and land development | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	38,697	3,672
Commercial real estate: other construction and land development | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	10,876	13,976
Commercial real estate: farmland and commercial
Loan portfolio by credit quality indicator
Portfolio, total	1,901,399	1,750,039
Commercial real estate: farmland and commercial | Pass
Loan portfolio by credit quality indicator
Portfolio, total	1,754,741	1,635,179
Commercial real estate: farmland and commercial | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	11,674	56,438
Commercial real estate: farmland and commercial | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	23,453	21,912
Commercial real estate: farmland and commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	97,365	20,472
Commercial real estate: farmland and commercial | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	14,166	16,038
Commercial real estate: multifamily
Loan portfolio by credit quality indicator
Portfolio, total	116,699	102,098
Commercial real estate: multifamily | Pass
Loan portfolio by credit quality indicator
Portfolio, total	115,729	100,948
Commercial real estate: multifamily | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	135	855
Commercial real estate: multifamily | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	835	295
Residential: first lien
Loan portfolio by credit quality indicator
Portfolio, total	422,026	438,462
Residential: first lien | Pass
Loan portfolio by credit quality indicator
Portfolio, total	412,668	432,067
Residential: first lien | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	3,500	122
Residential: first lien | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	18	120
Residential: first lien | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	5,840	6,153
Residential: junior lien
Loan portfolio by credit quality indicator
Portfolio, total	488,300	409,230
Residential: junior lien | Pass
Loan portfolio by credit quality indicator
Portfolio, total	484,968	405,731
Residential: junior lien | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	437	293
Residential: junior lien | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	2,895	3,206
Consumer Loan
Loan portfolio by credit quality indicator
Portfolio, total	61,137	66,414
Consumer Loan | Pass
Loan portfolio by credit quality indicator
Portfolio, total	59,622	64,808
Consumer Loan | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	131
Consumer Loan | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	1,384	1,606
Foreign
Loan portfolio by credit quality indicator
Portfolio, total	185,221	181,842
Foreign | Pass
Loan portfolio by credit quality indicator
Portfolio, total	185,221	180,837
Foreign | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total		569
Foreign | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total		$ 436